Organization - Shares Issued and Outstanding (Details) - shares	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	14,159,381
Class A Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)	320,005,258	0
Class C Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)	628,380,707	0
Class D Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)	294,656,373	0
Series E-1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)	7,495,432
Series E-2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)	7,495,432
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Instruments other than options outstanding	9,050,000